Intangible Assets and Goodwill (FaceBank Group, Inc. Pre-Merger) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
9.	Intangible Assets and Goodwill

The Facebank reporting unit was developed by the Company’s former CEO, John Textor. On July 31, 2020, Mr. Textor resigned as a member of the Board of Directors of the Company. Upon the Merger, Mr. Textor became Head of Studio of the Company and was to manage the legacy Facebank reporting unit, which included human animation and digital likeness technologies. Mr. Textor submitted his resignation as Head of Studio, which is effective October 30, 2020. As of September 30, 2020, Mr. Textor was not performing substantive services for the Company. Mr. Textor’s continuing involvement was integral for further development of the Facebank reporting unit, and therefore represents a triggering event to assess the carrying value of its goodwill and intangible assets underlying the Facebank reporting unit. The Company performed an impairment analysis of the Facebank goodwill and intangible assets and during the three and nine months ended September 30, 2020, the Company recorded an intangible asset impairment charge of approximately $88.1 million and goodwill impairment charge of $148.6 million. After these impairment charges the Facebank reporting unit had no allocated goodwill and intangible assets of $13.0 million.

The following table represents the impairment charges recorded during the 3rd quarter of 2020 related to the Company’s Facebank reporting unit (in thousands):

Intangible assets	$88,059
Goodwill	$148,622
Total impairment expense	$236,681

Intangible Assets

The Company performed a valuation of its intangible assets of the Facebank reporting unit as of September 30, 2020. The Company determined that the carrying value of the intangible assets exceeded their fair value. During the three and nine months ended September 30, 2020, the Company recorded an impairment charge of approximately $88.1 million, which was approximately 88% of the carrying value at September 30, 2020. Based on the impairment analysis, it was determined that the useful lives of human animation technologies, trademark and tradenames, animation and visual effects technologies, and digital assets library were reduced from 7 years to 5 years.

The table below summarizes the Company’s intangible assets at September 30, 2020 and December 31, 2019 (in thousands):

		Weighted Average	September 30, 2020
	Useful Lives (Years)	Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	5	5	$123,436	(79,884)	(37,871)	$5,681
Trademark and trade names	5	5	7,746	(3,903)	(2,379)	1,464
Animation and visual effects technologies	5	5	6,016	(1,868)	(1,848)	2,300
Digital asset library	5	5	7,536	(1,830)	(2,185)	3,522
Intellectual Property	7	-	828	(574)	(254)	-
Customer relationships	2	1.5	23,678	-	(5,920)	17,758
fuboTV tradename	9	8.5	38,197	-	(2,122)	36,075
Software and technology	9	8.5	181,737	-	(10,097)	171,640
Total			$389,174	$(88,059)	$(62,676)	$238,440

		Weighted Average	December 31, 2019
	Useful Lives (Years)	Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	$—	$(24,646)	$98,790
Trademark and trade names	7	6	9,432	(1,686)	(1,549)	6,197
Animation and visual effects technologies	7	6	6,016	—	(1,203)	4,813
Digital asset library	5-7	5.5	7,505	—	(1,251)	6,254
Intellectual Property	7	6	3,258	(2,430)	(236)	592
Customer relationships	11	11	4,482	(4,482)	—	—
Total			$154,129	$(8,598)	$(28,885)	$116,646

The Company recorded amortization expense of $14.3 million and $5.2 million during the three months ended September 30, 2020 and 2019, respectively, and $33.8 million and $15.5 million during the nine months ended September 30, 2020 and 2019, respectively.

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$9,731
2021	38,922
2022	30,043
2023	27,084
2024	27,010
Thereafter	105,650
Total	$238,440

Goodwill

Using the guidance of ASC 350-20 - Goodwill, the Company determined that the carrying value of its Facebank reporting unit exceeded the fair value. During the three and nine months ended September 30, 2020, the Company recorded an impairment charge of approximately $148.1 million related to the goodwill associated with the Facebank reporting unit, which represents the total amount of goodwill allocated to Facebank.

The following table is a summary of the changes to goodwill for the three and nine months ended September 30, 2020 (in thousands):

Balance - December 31, 2019	$227,763
Deconsolidation of Nexway	(51,168)
Balance - March 31, 2020	$176,595
Acquisition of fuboTV	562,908
Less: transfer to asset held for sale	(28,541)
Balance - June 30, 2020	$710,962
Impairment expense	(148,622)
Measurement period adjustment on the fuboTV acquisition	(68,493)
Balance - September 30, 2020	$493,847

FaceBank Group, Inc Pre-Merger [Member]
Intangible Assets and Goodwill

Note 7 – Intangible Assets and Goodwill

On July 31, 2019, the Company entered into a joint venture and revenue share agreement, called the Digital Likeness Development Agreement (the “Agreement”), among the Company, FaceBank, Inc., and professional boxing promoter and retired professional boxer, Floyd Mayweather, concerning the development of the hyper-realistic, computer generated ‘digital likeness’ of the face and body of Mr. Mayweather (“Virtual Mayweather”), for global exploitation in commercial applications. The Company is responsible for the advance funding of all technology and related costs. The Company paid an upfront cash fee of $250,000 and intended to issue share-based awards with an approximate fair value of $1,000,000 to Mr. Mayweather. The revenue earned from the agreement will initially be shared 50% to the Company and 50% to Mr. Mayweather, until the Company has recovered the advanced funding. Revenues earned subsequent the Company’s cost recovery will be shared 75% to Mr. Mayweather and 25% to the Company. The term of the agreement is from July 31, 2019 through July 31, 2024, unless extended by the parties. The Company also has an option to extend the Agreement, for an additional five-year term, based on performance. As of December 31, 2019, the Company has not issued the share-based awards and has recorded a shares settled liability of $1,000,000 on the accompanying consolidated balance sheet. The Company recorded an intangible asset of $1,250,000 in connection with Virtual Mayweather. The Company will amortize this intangible asset over a 5-year period. On January 25, 2020, the Company entered into an amended Digital Likeness Development Agreement with Floyd Mayweather (the “Amended Agreement”), which supersedes the Agreement dated July 31, 2019 (see Note 19).

The Company recognized intangible assets during the period ended December 31, 2019 in connection with the Facebank AG Acquisition and the Nexway acquisition. Refer to Note 5 – Acquisition for further information on the Facebank AG Acquisition and the Nexway acquisition.

The table below summarizes the Company’s intangible assets at December 31, 2019 and 2018 (in thousands):

			December 31, 2019
	Useful Lives (Years)	Weighted Average Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	$-	$(24,646)	$98,790
Trademark and trade names	7	6	9,432	(1,686)	(1,549)	6,197
Animation and visual effects technologies	7	6	6,016	-	(1,203)	4,813
Digital asset library	5-7	5.5	7,505	-	(1,251)	6,254
Intellectual Property	7	6	3,258	(2,430)	(236)	592
Customer relationships	11	11	4,482	(4,482)	-	-
Total			$154,129	$(8,598)	$(28,885)	$116,646

			December 31, 2018
	Useful Lives (Years)	Weighted Average Remaining Life (Years)	Intangible Assets	Accumulated Amortization	Net Balance
Human animation technologies	7	6.6	$123,436	$(7,012)	$116,424
Trademark and trade names	7	6.6	7,746	(443)	7,303
Animation and visual effects technologies	7	6.6	6,016	(344)	5,672
Digital likeness development	7	6.6	6,255	(357)	5,898
Intellectual Property	7	6.6	828	(47)	781
Total			$144,281	$(8,203)	$136,078

The intangible assets are being amortized over their respective original useful lives, which range from 5 to 11 years. The Company recorded amortization expense related to the above intangible assets of approximately $21.0 million and $8.2 million for the years ended December 31, 2019 and 2018, respectively. As noted above in Footnote 5, the Company has fully impaired the intangible assets acquired in Nexway AG and Facebank AG business combinations as of December 31, 2019. There were no impairment charges recorded during the year ended December 31, 2018.

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$20,862
2021	20,862
2022	20,862
2023	20,862
2024	20,790
Thereafter	12,408
Total	$116,646

Goodwill

The following table is a summary of the changes to goodwill for the year ended December 31, 2019 (in thousands) (as restated):

Balance - January 1, 2018	$-
Evolution AI Acquisition	149,975
Balance - December 31, 2018	149,975
Nexway Acquisition	51,168
Facebank AG Acquisition	28,541
Measurement period adjustment for EAI acquisition	(1,921)
Balance - December 31, 2019	$227,763

* The Company recorded a measurement period adjustment related to its EAI acquisition to reduce acquisition date accrued expenses by $1.9 million, which resulted in a corresponding decrease to goodwill.